Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of change in asset retirement obligation (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Other assets-Other / Other liabilities [Abstract]
Balance at beginning of year		¥ 14,485	¥ 6,625
Liabilities incurred during the current period		319	1,846
Liabilities settled during the current period		(564)	(97)
Revision in estimated cash flows	[1]		6,111
Balance at end of period		¥ 14,240	¥ 14,485

[1]	During the fiscal year ended March 31, 2021, as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project, the estimate of future cash flows for the ARO associated with our properties has been changed.